Significant Accounting Policies - Summary of Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term investments:
Held-to-maturity debt investments	$ 2,256,215	$ 7,034,569
Available-for-sale debt investments	7,696,827	0
Long-term investments:
Held-to-maturity debt investments	435,841	537,500
Total assets measured at fair value	10,388,883	7,572,069
Financial liabilities:
Bank loans	253,906	11,806
Total liabilities measured at fair value	253,906	11,806
Total recurring fair value measurements	10,642,789	7,583,875
Level 1 [Member]
Short-term investments:
Held-to-maturity debt investments	0	0
Available-for-sale debt investments	534,985	0
Long-term investments:
Held-to-maturity debt investments	0	0
Total assets measured at fair value	534,985	0
Financial liabilities:
Bank loans	0	0
Total liabilities measured at fair value	0	0
Total recurring fair value measurements	534,985	0
Level 2 [Member]
Short-term investments:
Held-to-maturity debt investments	2,256,215	7,034,569
Available-for-sale debt investments	7,161,842	0
Long-term investments:
Held-to-maturity debt investments	435,841	537,500
Total assets measured at fair value	9,853,898	7,572,069
Financial liabilities:
Bank loans	253,906	11,806
Total liabilities measured at fair value	253,906	11,806
Total recurring fair value measurements	$ 10,107,804	$ 7,583,875